UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	February 22, 2002

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:   14
Form 13F Information Table Value Total:	$206,884


FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
CANADIAN NAT RES LTD	        COM 	136385101   10792	     364,100    SOLE     364,100
COOPER CAMERON CORP             COM       216640102    6813      122,100    SOLE     122,100
DIAMOND OFFSHORE DRILLING INC   COM       25271C102    5354      162,000    SOLE     162,000
GULF CANANDA RES LTD            COM       402181305    1712      211,000    SOLE     211,000
GULF INDONESIA RES LTD          COM       402284103   11374    1,119,500    SOLE   1,119,500
MARINE DRILLING COS             COM       568240204    5030      263,200    SOLE     263,200
NATIONAL-OILWELL INC            COM       637071101    1581       59,000    SOLE      59,000
PRIDE INTL INC DEL              COM       74153Q102   15145      797,100    SOLE     797,100
ROWAN COS INC                   COM       779382100    8313      376,150    SOLE     376,150
SANTA FE INTL CORP              COM       G7805C108   13861      464,200    SOLE     464,200
STOLT OFFSHORE S A              SP ADR    861567105    7616      621,700    SOLE     621,700
			              REG COM
SUNCOR ENERGY INC               COM       867229106    9755      382,400    SOLE     382,400
TALISMAN ENERGY INC             COM       87425E103   47561    1,248,659    SOLE   1,248,659
TESCO CORP                      COM       88157K101   61977    5,509,950    SOLE   5,509,950
